Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of share capital, reserves and other equity interest [Abstract]
Disclosure of detailed information about common shares activity per class shares [Text Block]
The following table provides detailed information on the Bank’s common stock activity per class for each of the periods in the three-years ended December 31, 2017, 2016 and 2015:

(Share units)	“Class A”	“Class B”	“Class E”	“Class F”	Total
Authorized	40,000,000	40,000,000	100,000,000	100,000,000	280,000,000

Outstanding at January 1, 2015	6,342,189	2,479,050	29,956,100	-	38,777,339
Conversions	-	(4,581)	4,581	-	-
Repurchase common stock	-	-	-	-	-
Restricted stock issued – directors	-	-	57,000	-	57,000
Exercised stock options - compensation plans	-	-	70,358	-	70,358
Restricted stock units – vested	-	-	64,208	-	64,208
Outstanding at December 31, 2015	6,342,189	2,474,469	30,152,247	-	38,968,905

Conversions	-	-	-	-	-
Restricted stock issued – directors	-	-	57,000	-	57,000
Exercised stock options - compensation plans	-	-	68,785	-	68,785
Restricted stock units – vested	-	-	65,358	-	65,358
Outstanding at December 31, 2016	6,342,189	2,474,469	30,343,390	-	39,160,048

Conversions	-	(64,663)	64,663	-	-
Repurchase common stock	-	(1,000)	-	-	(1,000)
Restricted stock issued – directors	-	-	57,000	-	57,000
Exercised stock options - compensation plans	-	-	142,268	-	142,268
Restricted stock units – vested	-	-	70,519	-	70,519
Outstanding at December 31, 2017	6,342,189	2,408,806	30,677,840	-	39,428,835

Disclosure of treasury shares [text block]
The following table presents information regarding shares repurchased but not retired by the Bank and accordingly classified as treasury stock:

	“Class A”		“Class B”		“Class E”		Total
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Outstanding at January 1, 2015	318,140	10,708	589,174	16,242	2,295,186	50,677	3,202,500	77,627
Repurchase of common stock	-	-	-	-	-	-	-	-
Restricted stock issued – directors	-	-	-	-	(57,000)	(1,259)	(57,000)	(1,259)
Exercised stock options - compensation plans	-	-	-	-	(70,358)	(1,553)	(70,358)	(1,553)
Restricted stock units – vested	-	-	-	-	(64,208)	(1,418)	(64,208)	(1,418)
Outstanding at December 31, 2015	318,140	10,708	589,174	16,242	2,103,620	46,447	3,010,934	73,397

Repurchase of common stock	-	-	-	-	-	-	-	-
Restricted stock issued – directors	-	-	-	-	(57,000)	(1,259)	(57,000)	(1,259)
Exercised stock options - compensation plans	-	-	-	-	(68,785)	(1,519)	(68,785)	(1,519)
Restricted stock units – vested	-	-	-	-	(65,358)	(1,443)	(65,358)	(1,443)
Outstanding at December 31, 2016	318,140	10,708	589,174	16,242	1,912,477	42,226	2,819,791	69,176

Repurchase of common stock	-	-	1,000	28	-	-	1,000	28
Restricted stock issued - directors	-	-	-	-	(57,000)	(1,259)	(57,000)	(1,259)
Exercised stock options - compensation plans	-	-	-	-	(142,268)	(3,140)	(142,268)	(3,140)
Restricted stock units - vested	-	-	-	-	(70,519)	(1,557)	(70,519)	(1,557)
Outstanding at December 31, 2017	318,140	10,708	590,174	16,270	1,642,690	36,270	2,551,004	63,248

Disclosure of capital reserve [Text Block]
As of December 31, 2017 and 2016, $129,254 and $62,459, respectively, of the Bank’s retained earnings are restricted from dividend distribution for purposes of complying with local regulatory requirements.

	December 31, 2017	December 31, 2016
Dynamic provision	108,756	43,826
Regulatory reserve	20,498	18,633
	129,254	62,459